Allowance for Losses on Loans - Allowance for Losses on Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	$ 113,494	$ 106,829
Charge-offs	(2,700)	(6,000)
Recoveries	17,007	19,065
Provision & Transfers	(4,728)	(6,400)
Ending Allowance	123,073	113,494
Single-family residential
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	37,796	47,347
Charge-offs	(1,229)	(3,106)
Recoveries	653	3,251
Provision & Transfers	(328)	(9,696)
Ending Allowance	36,892	37,796
Construction
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	19,838	6,680
Charge-offs	0	0
Recoveries	0	745
Provision & Transfers	4,718	12,413
Ending Allowance	24,556	19,838
Construction - custom
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	1,080	990
Charge-offs	(16)	(60)
Recoveries	0	60
Provision & Transfers	880	90
Ending Allowance	1,944	1,080
Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	6,023	5,781
Charge-offs	(280)	(42)
Recoveries	11,038	8,220
Provision & Transfers	(9,952)	(7,936)
Ending Allowance	6,829	6,023
Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	2,535	2,946
Charge-offs	(17)	(732)
Recoveries	481	5
Provision & Transfers	(350)	316
Ending Allowance	2,649	2,535
Multi-family
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	6,925	5,304
Charge-offs	0	0
Recoveries	0	0
Provision & Transfers	937	1,621
Ending Allowance	7,862	6,925
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	8,588	8,960
Charge-offs	(11)	(103)
Recoveries	1,684	1,812
Provision & Transfers	1,557	(2,081)
Ending Allowance	11,818	8,588
Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	28,008	24,980
Charge-offs	(173)	(941)
Recoveries	1,833	2,933
Provision & Transfers	(1,144)	1,036
Ending Allowance	28,524	28,008
HELOC
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	813	902
Charge-offs	(90)	(54)
Recoveries	21	21
Provision & Transfers	111	(56)
Ending Allowance	855	813
Consumer
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	1,888	2,939
Charge-offs	(884)	(962)
Recoveries	1,297	2,018
Provision & Transfers	(1,157)	(2,107)
Ending Allowance	$ 1,144	$ 1,888